Schedule of Liquidating Damages (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Registration Rights Damages		$ 3,764,956	$ 3,127,756
Public Information Failure Damages		4,655,445	3,936,645
Accrued interest		1,147,690	1,016,113
Series H Preferred Stock [Member]
Loss Contingencies [Line Items]
Registration Rights Damages		1,163,955	1,163,955
Public Information Failure Damages		1,163,955	1,163,955
Accrued interest		481,017	481,017
Series J Preferred Stock [Member]
Loss Contingencies [Line Items]
Registration Rights Damages		1,200,000	840,000
Public Information Failure Damages		1,200,000	840,000
Accrued interest		200,022	$ 140,015
Contingent Obligations [Member]
Loss Contingencies [Line Items]
Registration Rights Damages	$ 240,000	360,000
Public Information Failure Damages	906,916	1,450,374
Accrued interest	360,359	10,407
Totals	1,507,275	1,820,781
Contingent Obligations [Member] | Series H Preferred Stock [Member]
Loss Contingencies [Line Items]
Registration Rights Damages
Public Information Failure Damages	5,236	7,854
Accrued interest	93,575	153
Totals	98,811	8,007
Contingent Obligations [Member] | 12% Convertible Debentures [Member]
Loss Contingencies [Line Items]
Registration Rights Damages
Public Information Failure Damages
Accrued interest	36,320
Totals	36,320
Contingent Obligations [Member] | Series I Convertible Preferred Stock [Member]
Loss Contingencies [Line Items]
Registration Rights Damages
Public Information Failure Damages
Accrued interest	111,184
Totals	111,184
Contingent Obligations [Member] | Series J Preferred Stock [Member]
Loss Contingencies [Line Items]
Registration Rights Damages	240,000	360,000
Public Information Failure Damages	240,000	360,000
Accrued interest	108,059	7,437
Totals	588,059	727,437
Contingent Obligations [Member] | Series K Preferred Stock [Member]
Loss Contingencies [Line Items]
Registration Rights Damages
Public Information Failure Damages	661,680	1,082,520
Accrued interest	11,221	2,817
Totals	$ 672,901	$ 1,085,337